Basic and Diluted Loss Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(24,114)	(6,995)	(26,587)	(13,833)

Basic and diluted weighted average number of ordinary shares	5,173,376	56,660	2,676,461	55,119
Basic and diluted loss per ordinary share	(0.00)	(0.12)	(0.01)	(0.25)